Total Vessel Revenues	6 Months Ended
Jun. 30, 2023
Total Vessel Revenues [Abstract]
Total Vessel Revenues
14.	Total Vessel Revenues:

The following table includes the voyage revenues earned by the Company in each of the six-month periods ended June 30, 2022, and 2023, as presented in the accompanying unaudited interim condensed consolidated statements of comprehensive income:

	Six months ended June 30,	Six months ended June 30,
	2022	2023
Time charter revenues	79,529,412	49,747,081
Total Vessel revenues	$79,529,412	$49,747,081

During each of the six-month periods ended June 30, 2022 and 2023, the Company generated its revenues from time charters.
The Company typically enters into fixed rate or index-linked rate charters with an option to convert to fixed rate time charters ranging from one month to twelve months and in isolated cases on longer terms depending on market conditions. The charterer has the full discretion over the ports visited, shipping routes and vessel speed, subject to the owner protective restrictions discussed below. Time charter agreements may have extension options ranging from months, to sometimes, years. The time charter party generally provides, among others, typical warranties regarding the speed and the performance of the vessel as well as owner protective restrictions such that the vessel is sent only to safe ports by the charterer, subject always to compliance with applicable sanction laws and war risks, and carries only lawful and non-hazardous cargo.